Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit (expense) at statutory rate	$ (180.0)	$ (53.0)	$ (127.0)
Foreign tax rate differential	(10.0)	(14.0)	(2.0)
Research and development tax credits	85.0	94.0	37.0
Change in valuation allowance	0.0	(4.0)	(5.0)
Non-deductible/non-taxable items	(10.0)	(3.0)	(3.0)
Patent box benefit	38.0	(4.0)	25.0
Contingency reserve	19.0	0.0	0.0
Impact of U.K. rate change	(22.0)	(3.0)	(2.0)
Withholding tax	(97.0)	(122.0)	(72.0)
Gains exempt from U.K. tax	(2.0)	(3.0)	2.0
Windfall tax benefit associated with share-based compensation	251.0	206.0	0.0
Total income tax benefit (expense)	$ 72.0	$ 93.8	$ (146.8)